Shareholders Equity (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 07, 2025 ARS ($) shares	Oct. 05, 2023 ARS ($) $ / shares shares	Oct. 28, 2024 ARS ($)	Mar. 05, 2021 shares	Feb. 17, 2021 $ / shares shares	Jun. 30, 2026 ARS ($) $ / shares shares	Oct. 30, 2025 ARS ($) shares	Dec. 19, 2024 shares	Oct. 28, 2024 $ / shares	Oct. 28, 2024 ARS ($)	May 02, 2024 ARS ($)	Jan. 18, 2024 shares	Oct. 04, 2023 ARS ($)	May 10, 2023 $ / shares	Nov. 11, 2022 ARS ($) $ / shares	Sep. 21, 2022 shares	Jul. 22, 2022 $ / shares	Jul. 22, 2022 ARS ($)
Statement [Line Items]
Dividend in kind | shares	28,702,000,000	22,090,627
Nominal value | $ / shares		$ 10
Conversion description		each share of nominal value ARS 1 corresponded to 0.90780451408 shares of nominal value ARS 10
Share value													$ 644,750
Dividend payable in cash						$ 58,414,000					$ 30,000,000
Cash Dividends Paid on Common Stock			$ 45,000,000			72,763,000
Cash dividend	$ 65,080,000	$ 36,243				171,705,000
Payment of dividends						118,190,000	$ 93,782,000
Distribution of cash dividend						82,018,000	65,080,000
Remaining distribution of cash dividend						$ 36,172,000	28,702,000
Number of ordinary shares owned | shares	12,700,000					12,700,000
Special reserve						$ 2,450,000	1,944,000
Legal reserve						$ 6,349,000	$ 5,038,000
Treasury shares distributed to the shareholders | shares		5,791,355					5,300,000
Profit of legal reserve, percentage						5.00%	5.00%
Total capital of legal reserve, percentage						20.00%
Treasury Shares [Member]
Statement [Line Items]
Ordinary share capital										10.00%					10.00%			10.00%
Common shares acquisition value										$ 6,500,000					$ 4,000,000			$ 1,000,000
Common shares acquisition price per share | (per share)									$ 12					$ 425	$ 6.50		$ 7.00
Common shares acquired | shares								4,522,623				13,474,104				5,676,603
Common shares acquisition percentage rate								99.98%				99.94%				99.00%
Share capital percentage								0.75%								0.96%
Average volume										25.00%					25.00%			25.00%
Buyback shares | shares												4,000,000,000
Ordinary share [Member]
Statement [Line Items]
Ordinary share, nominal value | $ / shares						$ 1
Public offering shares | shares					90,000,000
Common shares issued | shares				90,000,000	90,000,000
Pre-emptive right amount, new shares | shares				87,264,898
Shares offered percentage				97.00%
American depositary shares | $ / shares					$ 4.72
Subscription price per shares | $ / shares					$ 70.31
Right to accrue additional new shares | shares				26,017,220
Shares were issued, new | shares				2,735,102
Exercise acquire new shares | shares				90,000,000
Maturity of shares				5 years
Funds recieved of shares						$ 7,612,000
Issuance expenses						107,000
Increasing capital stock shares						$ 592,000